Document and Entity Information	Feb. 18, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	V F CORP
Amendment Flag	false
Entity Central Index Key	0000103379
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Incorporation State Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	8505 E. Orchard Road
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(720)
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Without Par Value Stated Capital 25 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2023
Trading Symbol	VFC23
Security Exchange Name	NYSE